Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment

Note 7 - Premises and Equipment

The major classes of premises and equipment and the total accumulated depreciation at December 31, 2014 and 2013 are listed below:

	2014	2013
	(dollars in thousands)
Land	$3,302	$3,454
Building and improvements	12,701	11,096
Furniture and equipment	8,439	7,937

Total fixed assets	24,442	22,487
Less accumulated depreciation	9,584	8,706

Net fixed assets	$14,858	$13,781